INCOME TAXES	12 Months Ended
Oct. 31, 2022
Notes and other explanatory information [abstract]
INCOME TAXES

17. INCOME TAXES

	12-months ended October 31, 2022	9-months ended October 31, 2021	12-months ended January 31, 2021
Net loss	$(8,765,271)	$(4,211,271)	$(8,890,431)
Statutory income tax rate	26.50%	26.50%	26.50%
Income tax benefit computed at the statutory tax rate	(2,322,797)	(1,115,987)	(2,355,964)
Non-deductible items	(1,375,505)	62,336	1,457,569
Financing fees charged to equity	(487,828)	-	(106,022)
Change in tax assets not recognized	4,186,130	1,053,651	1,004,417
Income tax recovery	$-	$-	$-

The Company had the following unrecognized deferred tax assets and liabilities:

	October 31, 2022	October 31, 2021	January 31, 2021
Non-capital losses	$6,357,780	$2,541,736	$1,467,401
Equipment	1,549	520	-
Share issuance costs	432,671	63,613	84,818
	6,792,000	2,605,869	1,552,219
Unrecognized deferred tax assets	(6,792,000)	(2,605,869)	(1,552,219)
Net deferred tax assets	$-	$-	$-

As at October 31, 2022, the Company had approximately $24,000,000 in non-capital losses expiring as between 2038 and 2042.